Accounts Receivable, Net (Details)	8 Months Ended		12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2022 HKD ($)
Accounts Receivable, Net [Line Items]
Allowance for doubtful accounts						$ 313,362
Bad debt allowance	$ 200,000	$ 25,704
Allowance reversed amount			$ 54,000	$ 6,940
Remaining balance			59,362
Accounts receivable			1,074,940		$ 54,413
HONG KONG
Accounts Receivable, Net [Line Items]
Allowance for doubtful accounts			906,250
Accounts receivable			$ 423,385